BANK LOANS AND FACILITIES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Short-term Debt [Line Items]
Short-term Debt		$ 9,243,995	$ 13,847,031
Revolving Credit Facility 1 [Member]
Short-term Debt [Line Items]
Short-term Debt		$ 9,243,995
Vision China Media Group [Member] | Revolving Credit Facility 2 [Member]
Short-term Debt [Line Items]
Leverage ratio (as a percent)		0.65
Net availability of the Facility			75
Short-term Debt			$ 138
Vision China Media Group [Member] | Maximum [Member] | Revolving Credit Facility 2 [Member]
Short-term Debt [Line Items]
Interest rate as a percentage of Benchmark Rate		160.00%
Vision China Media Group [Member] | Minimum [Member] | Revolving Credit Facility 2 [Member]
Short-term Debt [Line Items]
Interest rate as a percentage of Benchmark Rate		95.00%
Vision China Media Group [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Leverage ratio (as a percent)	0.65
Reference rate, description		Prime Rate
Short-term Debt		$ 92
Vision China Media Group [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest rate based on percentage of variable rate basis	103.46%
Vision China Media Group [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate based on percentage of variable rate basis	99.54%